Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,640	$ 1,598
Work-in-process	427	400
Finished goods	537	506
Tooling and engineering	1,576	1,465
Inventory, net, total	$ 4,180	$ 3,969